1290 FUNDS®

SUPPLEMENT DATED APRIL 14, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016

This Supplement updates certain information contained in the Statement of Additional Information dated March 1, 2016 of 1290 Funds (“Trust”). You should read this Supplement in connection with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@mediantonline.com, or you can view, print and download a copy of these documents at the Trust’s website at www.1290Funds.com.

Effective immediately, the section of the Statement of Additional Information entitled “Appendix E – Control Persons and Principal Holders of Securities” is deleted in its entirety and replaced with the following information:

APPENDIX E

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

(As of January 31, 2016)

Fund	Shareholder	Shares Beneficially Owned	Percentage Owned
1290 GAMCO Small/Mid Cap Value Fund — Class A	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	75,510.80	72.11%

1290 GAMCO Small/Mid Cap Value Fund — Class A	LPL Financial /Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	22,738.34	21.71%

1290 GAMCO Small/Mid Cap Value Fund — Class C	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	25,178.85	100%

1290 GAMCO Small/Mid Cap Value Fund — Class I	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	75,536.56	25.35%

1290 GAMCO Small/Mid Cap Value Fund — Class I	LPL Financial /Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	199,313.86	66.88%

1290 GAMCO Small/Mid Cap Value Fund — Class R	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	75,485.03	99.34%

1290 SmartBeta Equity Fund — Class A	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	300,892.79	97.47%

1290 SmartBeta Equity Fund — Class C	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	100,331.66	100%

1290 SmartBeta Equity Fund — Class I	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	300,994.99	94.82%

1290 SmartBeta Equity Fund — Class R	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	300,787.58	100%

1290 High Yield Bond Fund — Class A	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	912,079.76	99.56%

1290 High Yield Bond Fund — Class C	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	304,192.01	100%

E-1

Fund	Shareholder	Shares Beneficially Owned	Percentage Owned
1290 High Yield Bond Fund — Class I	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	912,576.04	99.38%

1290 High Yield Bond Fund — Class R	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	911,583.63	100%
1290 Multi-Alternative Strategies Fund — Class A	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	10,000.00	83.76%

1290 Multi-Alternative Strategies Fund — Class A	LPL Financial /Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	1,509.38	12.64%

1290 Multi-Alternative Strategies Fund — Class I	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	980,000.00	93.58%

1290 Multi-Alternative Strategies Fund — Class I	LPL Financial /Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	65,116.64	6.22%

1290 Multi-Alternative Strategies Fund — Class R	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	10,000.00	100%

1290 Convertible Securities Fund — Class A	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	10,000.00	37.93%

1290 Convertible Securities Fund — Class A	LPL Financial /Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	15,317.39	58.10%

1290 Convertible Securities Fund — Class I	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	1,980,000.00	98.27%

1290 Convertible Securities Fund — Class R	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	10,000.00	100%

1290 Global Equity Managers Fund — Class A	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	10,000.00	94.99%

E-2

Fund	Shareholder	Shares Beneficially Owned	Percentage Owned
1290 Global Equity Managers Fund — Class A	LPL Financial /Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	527.43	5.01%

1290 Global Equity Managers Fund — Class I	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	2,980,000.00	99.97%

1290 Global Equity Managers Fund — Class R	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	10,000.00	100%

1290 Unconstrained Bond Managers Fund — Class A	Dwayne J. Martins II 1527 Tally Circle Oviedo, FL 32765-8144	666.52	6.25%

1290 Unconstrained Bond Managers Fund — Class A	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	10,000.00	93.75%

1290 Unconstrained Bond Managers Fund — Class I	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	6,980,000.00	99.99%

1290 Unconstrained Bond Managers Fund — Class R	AXA Equitable Funds Management 1290 Avenue of the Americas, 16th Floor New York, NY 10104-0101	10,000.00	100%

E-3